Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other expenses
Administrative	$ 5,560	$ 6,391	$ 6,846
Professional services	3,487	4,293	3,911
Maintenance and repairs	1,770	2,912	1,673
Regulatory Fees	994	1,246	977
Rental - office premises and equipment	658	2,913	2,394
Advertising and marketing	290	337	683
Other	180	379	322
Total	$ 12,939	$ 18,471	$ 16,806